Long-term Loan (Details)				12 Months Ended
	Dec. 04, 2023 USD ($) shares	Sep. 28, 2022 USD ($)	Jul. 13, 2020 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2025 USD ($)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Sep. 28, 2022 CNY (¥)	Jul. 13, 2020 CNY (¥)
Letter of Credit
Long-term Loan
Aggregate principal amount		$ 1,369,000							¥ 10,000,000
Interest rate		3.30%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:PrimeRateMember
Interest expense					$ 60,933
Debt issuance and maturity term		18 months							18 months
China Construction Bank Corporation Beijing Chaoyang Branch
Long-term Loan
Aggregate principal amount			$ 958,000							¥ 7,000,000
Interest rate			0.70%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember
Interest expense					23,806
Huaxia Bank Co., Ltd. Beijing Dongsi Branch
Long-term Loan
Aggregate principal amount							$ 1,333,000	¥ 9,750,000
Interest expense				$ 59,662	19,180
Outstanding loan amount				$ 1,369,805	$ 1,332,586	$ 1,341,017
Sinovation Fund IV, L.P.
Long-term Loan
Aggregate principal amount	$ 2,150,000
Debt issuance and maturity term	2 years
Accrued interest percentage	12
Default interest percentage	18
Surcharge interest percentage	0.05
Conversion of ordinary shares to preferred shares | shares	1,723,367
Right to repayment of loan	$ 2,150,000